SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial statements. Accordingly, they may not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim financial information should be read in conjunction with the consolidated financial statements and footnotes in the Company’s financial statements for the fiscal year ended December 31, 2024 included in the Company’s Form 20-F filed with the SEC on April 30, 2025.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair presentation of the Company’s condensed consolidated balance sheet as of June 30, 2025, condensed consolidated statements of operations, changes in equity and cash flows for the six months ended June 30, 2025 and 2024, as applicable, have been made. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the operating results that may be expected for the fiscal year ending December 31, 2025 or any future periods.

The unaudited condensed consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Recently accounting pronouncement adopted

Recently accounting pronouncement adopted

As the Company completed our initial public offering on December 19, 2019, the Company ceased to qualify as an emerging growth company as of December 31, 2024 for purposes of Section 404 of the Sarbanes-Oxley Act of 2002, as amended. The Company is currently not required to comply with the auditor attestation requirements of Section 404 for the fiscal year ended December 31, 2024 because the Company is neither an accelerated filer nor a large accelerated filer, even though the Company is no longer be able to take advantage of the exemptions from reporting available to emerging growth companies absent other exemptions or relief available from the SEC. The Company will incur additional expenses in connection with compliance with these regulations and our management will need to devote additional time and effort to implement and comply with such requirements.

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company has adopted this ASU for the annual reporting period of the fiscal year beginning January 1, 2025, the adoption was applied on a prospective basis.

Recently issued accounting standards which have not yet been adopted

Recently issued accounting standards which have not yet been adopted

On March 6, 2024, the SEC approved a rule that will require registrants to provide certain climate-related information in their registration statements and annual reports, beginning with annual reports for the year ending December 31, 2025, for calendar-year-end large accelerated filers. The rule requires information about a registrant’s climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks also includes disclosure of a registrant’s greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. The Company is evaluating the potential impact of this rule on the consolidated financial statements and related disclosures, although implementation of the rule has been stayed due to legal challenges. As of the date of this report, the rule has not been repealed, nor has it taken effect. As a non-accelerated filer, the Company believes this rule is currently inapplicable to the Company.

In November 2024, the FASB issued ASU 2024-03, “Disaggregation of Income Statement Expenses”, which requires companies to provide new financial statement disclosures disaggregating prescribed expense categories within relevant income statement expense captions. This amendment is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, on a prospective basis and early adoption and retrospective application is permitted. The Company is currently assessing the impact of adopting this standard on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, “Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments”, which seeks to clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions. This amendment is effective for annual periods beginning after December 15, 2025, and for interim periods within fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of this standard on the consolidated financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s condensed consolidated financial statements upon adoption.

Warrant Liabilities

Warrant Liabilities

The Company accounts for the warrants issued in connection with its January 2022 convertible note financing (see Note 7) in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815-40 Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815”) under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies such warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the condensed consolidated statements of operations. Such warrants are valued using the Black-Scholes option-pricing model as no observable traded price was available for such warrants. See Note 6 for further information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payables, other current liabilities, accrued expenses and tax payables, approximate their fair values due to the short-term nature of these instruments.

Net Loss per Ordinary Share

Net Loss per Ordinary Share

Basic net loss per share is determined by dividing net loss by the weighted average number of the Company’s ordinary shares, par value $0.00267 per share (the “Ordinary Shares”), outstanding during the period, without consideration of potentially dilutive securities, except for those Ordinary Shares that are issuable for little or no cash consideration. Diluted net loss per share is determined by dividing net loss by diluted weighted average Ordinary Shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of potentially dilutive Ordinary Shares, such as stock options and warrants calculated using the “treasury stock” and/or “if converted” methods, as applicable. In periods with reported net operating losses, all potential dilutive securities are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal.

For six months ended June 30, 2025 and 2024, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	June 30,	June 30,
	2025	2024
Warrants issued to L1 Capital (Note 6)	442,240	442,240
Total	442,240	442,240